Investment Objectives and Goals - Credit Suisse Commodity Return Strategy Fund	Mar. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Cantor Fitzgerald Commodity Return Strategy Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Cantor Fitzgerald Commodity Return Strategy Fund (the “Fund”) seeks total return.